Subsequent events - Additional Information (Detail) (USD $)		6 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	1 Months Ended				1 Months Ended						1 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2013 Bridge Loan [Member]	Feb. 25, 2013 Bridge Loan [Member]	Mar. 31, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member] Class A Common Shares [Member]	Aug. 22, 2013 Subsequent Events [Member]	Aug. 06, 2013 Subsequent Events [Member]	Aug. 22, 2013 Subsequent Events [Member]	Jul. 31, 2013 Subsequent Events [Member] Property	Apr. 05, 2013 Subsequent Events [Member] Property	Aug. 21, 2013 Subsequent Events [Member] Class A Common Shares [Member]	Apr. 30, 2013 Subsequent Events [Member] Class A Common Stock [Member]	Mar. 31, 2013 Subsequent Events [Member] Class A Common Stock [Member]	Feb. 28, 2013 Subsequent Events [Member] Bridge Loan [Member]	Mar. 07, 2013 Subsequent Events [Member] Senior Secured Revolving Credit Facility [Member]	Mar. 07, 2013 Subsequent Events [Member] Accordion Facility [Member] Senior Secured Revolving Credit Facility [Member]	Jan. 31, 2013 Subsequent Events [Member] RJ LLC [Member]	Aug. 21, 2013 Subsequent Events [Member] IPO [Member]	Aug. 06, 2013 Subsequent Events [Member] IPO [Member]	Aug. 21, 2013 Subsequent Events [Member] IPO [Member] Class A Common Shares [Member]	Aug. 06, 2013 Subsequent Events [Member] Private Placement [Member]	Mar. 31, 2013 Subsequent Events [Member] 2013 Offering [Member]
Subsequent Event [Line Items]
Number of properties acquired	1,872									1,499	4,055
Aggregate purchase price of properties acquired	$ 272,091,000									$ 208,762,000	$ 631,599,000
Proceeds from offering before fees				747,500,000															105,882,000	705,882,000		75,000,000	747,500,000
Fees associated with the sale of stock																				36,952,000
Price per share																				$ 16.00		$ 16.00
Fees associated with the sale of stock				44,003,000	44,003,000														5,029,000	36,952,000			44,003,000
Option to purchase additional shares in offering												55,422,794									6,617,647
Credit facility, additional borrowings, amount								170,000,000
Credit facility, amount outstanding								840,000,000	34,000,000
Credit facility, repayment, amount							90,000,000	716,000,000
Credit facility, maximum borrowing capacity								500,000,000								500,000,000	1,000,000,000
Debt instrument face amount			250,000,000												250			11,000,000
Debt instrument, description of variable rate		LIBOR													LIBOR	30 day LIBOR		LIBOR
Debt instrument, basis spread on variable rate		1.50%													150.00%	275.00%		1.50%
Debt instrument, amount maximum outstanding		115,000,000													115,000,000			3,431,000
Loan guaranteed by operating partnership																		3,597,000
Loan term															90 days
Debt instrument, origination fee		250,000													250,000
Line of credit facility, borrowing capacity description																The amount that may be borrowed under the credit facility will generally be based on the lower of 50% of the value of our qualifying leased and unleased properties and certain other measures based in part on the net income generated by our qualifying leased and un-leased properties, which is referred to as the "Borrowing Base."
Financial covenants, minimum cash and cash equivalents																7,500,000
Financial covenants, maximum leverage ratio																1.5
Financial covenants, minimum tangible net worth																500,000,000
Financial covenants, description																The credit facility requires that we maintain financial covenants relating to the following matters (i) cash and cash equivalents in an aggregate amount of at least $7.5 million; (ii) a maximum leverage ratio of 1.5 to 1.0; and (iii) tangible net worth being not less than $500 million.
Expiration of credit facility period																2 years
Initial structuring fee																5,000,000
Unused commitment fee percentage																0.40%
Common stock, share issued						46,718,750								46,718,750
Common stock, par value														$ 16.00
Percentage of advisory fee that will be paid as penalty if a registration statement is not filed														50.00%
Shares awarded to members of special committee													6,500
Aggregate value of shares awarded to members of special committee													$ 112,000